Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 28, 2012, the date the accompanying financial statements became available to be issued. Significant subsequent events requiring disclosure were comprised of the following:

On July 11, 2012, the Company (“AAC”), Harbinger Capital Partners Master Fund I, Ltd., a company incorporated under the laws of the Cayman Islands as an exempted company with limited liability (“Harbinger Master”), Harbinger Capital Partners Special Situations Fund, L.P., a limited partnership organized under the laws of the State of Delaware (“Harbinger Special Situations”), and Credit Distressed Blue Line Master Fund, Ltd., a company incorporated under the laws of the Cayman Islands as an exempted company with limited liability (“Blue Line” and together with Harbinger Master and Harbinger Special Situations, the “Sellers” and each, a “Seller”), entered into a stock purchase agreement (the “Agreement”). Pursuant to the Agreement, in exchange for newly issued ordinary and preference shares of AAC, AAC will acquire (i) 77,462,783 ordinary shares, par value GBP 0.0001 per share (the “Subject Ferrous Shares”) of Ferrous Resources Ltd., a company organized under the laws of the Isle of Man (“Ferrous”); (ii) 12,500 shares of Class A, €1 (one euro) par value per share, and 71,619,017 convertible preferred equity certificates of Series A, €1 (one euro) par value per share, of Harbinger II S.à.r.l., a private limited liability company organized under the laws of Luxembourg (“Harbinger ACDL Blocker”) (which in turn owns 162,527,842 common shares, no par value per share (“ACDL Common Shares”), 1,211,946 Series V Special Shares, no par value per share (“ACDL Preferred Shares”), and will own 72,921 Subject Class VI ACDL Shares, no par value per share (“Class VI ACDL Shares”) of Asian Coast Development (Canada) Ltd., a company organized under the laws of British Columbia (“ACDL”)); (iii) 75,000,000 ACDL Common Shares owned by Blue Line; (iv) 17,566 Class VI ACDL Shares to be held by Blue Line after a planned $60 million equity investment; and (v) 1,000 shares of common stock, $0.001 par value per share of Blue Line ACDL, Inc., a company incorporated under the laws of the State of Delaware (“Blue Line ACDL Blocker”) (which in turn owns 173,865 ACDL Preferred Shares). As a result of the foregoing AAC would acquire (i) the 77,462,783 Subject Ferrous Shares, (ii) an aggregate of 237,527,842 ACDL Common Shares directly, or indirectly through Harbinger ACDL Blocker, (iii) and aggregate of 17,566 Class VI ACDL Shares directly, (iv) an aggregate of 72,921 Class VI ACDL Shares indirectly through Harbinger ACDL Blocker, and (v) an aggregate of 1,385,811 Series V ACDL Preferred Shares indirectly through Harbinger ACDL Blocker and Blue Line ACDL Blocker. The transactions contemplated by the Agreement are referred to herein as the “Share Exchange.”

As full consideration for the sale, assignment, transfer and conveyance of the securities to the Company, the Company will issue an aggregate of 24,786,633 ordinary shares and 108,432 Class A Preference Shares, par value $0.001 per share, convertible into ordinary shares at a ratio of 100:1 and 100 Class B Preference Shares, par value $0.001 per share, having no economic rights and being non-transferable other than to affiliates of the Sellers, but with voting rights for the election of directors to the board of directors of the Company to the Sellers at the closing of the Share Exchange (including shares issuable in exchange for the Class VI ACDL Shares held by the Sellers).

Concurrently with the Share Exchange, AAC will (a) provide its shareholders with the opportunity to redeem their ordinary shares of AAC for cash equal to their pro rata share of the aggregate amount held in the Trust Account as of the commencement of the tender offer, less taxes and interest (the “Tender Offer”), upon the consummation of the Share Exchange.  The Share Exchange and Tender Offer are collectively referred to herein as the “Transaction.”

On July 23, 2012, the Company received an additional loan of $200,000 from Ziegler Asset Partners Pty. Ltd, that bears interest at 8.5% per annum and is due the earlier of November 15, 2012 or the consummation of the Company’s initial business transaction.

On August 13, 2012, the Company, announced the results of the Company’s special meeting of shareholders held on August 13, 2012.  The special meeting was held for the purpose of voting on an amendment to the Company’s Articles of Association (the “Charter Amendment”) to: (i) extend the date by which the Company must either consummate a business combination or commence proceedings to dissolve and liquidate from August 15, 2012 to November 15, 2012; and (ii) provide shareholders that did not cast a vote on, by abstention or otherwise, or voted against the Charter Amendment with an opportunity to redeem any ordinary shares of the Company held by them.  The Charter Amendment was approved by the Company’s shareholders.

On August 13, 2012, the Company also announced it will extend the expiration date of its previously announced Tender Offer to 5:00 p.m., New York City time, on September 13, 2012, unless further extended, withdrawn or terminated.  The Tender Offer was originally scheduled to expire at midnight, on Monday, August 13, 2012.

On August 14, 2012, the Company received an additional loan of $498,242 from Ziegler Asset Partners Trust, an affiliate of Mr. Ziegler. The Company is required to use the proceeds of the loan solely for the payment of a consent fee (the “Consent Fee”) to the Company’s shareholders that voted to approve the Charter Amendment, in an amount equal to US$0.05 per ordinary share, per month, commencing August 15, 2012, until the earlier of (i) the date that the Transaction is consummated, and (ii) October 15, 2012. The loan bears interest at 8.5% per annum. Repayment of the loan and interest thereon is contingent upon and subject to the consummation of the Transaction.

On August 14, 2012, the Company received a loan of $226,474 from Harbinger Master, Harbinger Special Situations, and Blue Line. The Company is required to use the proceeds of the loan solely for the payment of the Consent Fee. The loan bears interest at 8.5% per annum. Repayment of the loan and interest thereon is contingent upon and subject to the consummation of the Transaction.

On August 14, 2012, the Company received an additional loan of $111,758 from Ziegler Asset Partners Trust, that bears interest at 8.5% per annum and is due the earlier of November 15, 2012 or the consummation of the Company’s initial business transaction.

On August 17, 2012 the Company received a notification letter from the Nasdaq Stock Market LLC (“Nasdaq”) advising that Nasdaq has initiated proceedings to delist the Company’s ordinary shares, units and warrants (the “Listed Securities”) from the Nasdaq Capital Market due to the Company’s failure to meet the 300 public holder requirement set forth in Nasdaq Listing Rule 5550(a)(3). On August 23, 2012, the Company submitted a request to appeal the delisting determination to the Nasdaq hearings panel. Nasdaq granted the Company’s request for a hearing and its delisting determination has been stayed pending a final written decision on the appeal. In the event the appeal is not successful, the Company expects that the Listed Securities will be delisted from the Nasdaq Capital Market. If the Listed Securities are delisted from the Nasdaq Capital Market, the Company anticipates that its securities will be immediately eligible for quotation on the OTC Bulletin Board.